UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

					FORM 13F
				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002.

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement.
				 [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Hourglass Capital Management, Inc.
Address:	1601 Elm Street, Suite 1750
		Dallas, Texas  75201

13F File Number:	28-4856

The institutional investment manager filing this report and the person by whom it is signed hereby represent tthat the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Debra L. Gardner
Title:	Controller
Phone:	(214) 754-8750 ext. 229
Signature, Place, and Date of Signing:

	Debra L. Gardner	Dallas, Texas	April 15, 2002.

Report Type (check only one.):
[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		65
Form 13F Information Table Value Total:		$184,686

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC.                     COM              013817101      646  9200.00 SH       SOLE                  9200.00
AMERICA ONLINE                 COM              02364j104      755 11200.00 SH       SOLE                 11200.00
AMERICAN EXPRESS               COM              025816109      626  4200.00 SH       SOLE                  4200.00
AMERICAN INT'L GROUP           COM              026874107      828  7561.00 SH       SOLE                  7561.00
APPLIED MATERIALS              COM              038222105      452  4800.00 SH       SOLE                  4800.00
AT&T CORP.                     COM              001957109      552  9800.00 SH       SOLE                  9800.00
AVERY DENNISON                 COM              053611109      556  9100.00 SH       SOLE                  9100.00
CISCO SYSTEMS                  COM              17275R102     1593 20600.00 SH       SOLE                 20600.00
DELL COMPUTER                  COM              247025109      539 10000.00 SH       SOLE                 10000.00
DST SYSTEMS                    COM              233326107      396  6100.00 SH       SOLE                  6100.00
EMC CORP.                      COM              268648102      454  3600.00 SH       SOLE                  3600.00
EXXON MOBIL                    COM              30231G102      535  6864.00 SH       SOLE                  6864.00
GENERAL ELECTRIC               COM              369604103      871  5600.00 SH       SOLE                  5600.00
IBM CORP.                      COM              459200101      909  7700.00 SH       SOLE                  7700.00
INT'L PAPER                    COM              460146103      573 13400.00 SH       SOLE                 13400.00
JOHNSON & JOHNSON              COM              478160104      421  6000.00 SH       SOLE                  6000.00
KOHL'S CORP.                   COM              500255104      687  6700.00 SH       SOLE                  6700.00
MARSH/MCLENNAN                 COM              571748102      827  7500.00 SH       SOLE                  7500.00
MEDTRONIC INC.                 COM              585055106      854 16600.00 SH       SOLE                 16600.00
MELLON FINANCIAL               COM              58551A108      476 16000.00 SH       SOLE                 16000.00
MICROSOFT INC.                 COM              594918104      701  6600.00 SH       SOLE                  6600.00
MINNESOTA MINING & MFG.        COM              604059105      602  6800.00 SH       SOLE                  6800.00
NEXTEL COMM.                   COM              65332V103      519  3500.00 SH       SOLE                  3500.00
OMNICOM GROUP                  COM              681919106      730  7800.00 SH       SOLE                  7800.00
ORACLE CORP.                   COM              68389X105      874 11200.00 SH       SOLE                 11200.00
SCHERING-PLOUGH                COM              806605101      509 13700.00 SH       SOLE                 13700.00
SOUTHWEST AIR                  COM              844741108      684 32862.00 SH       SOLE                 32862.00
SPRINT CORP.                   COM              852061100      677 10700.00 SH       SOLE                 10700.00
SUN MICROSYSTEM                COM              866810104      703  7500.00 SH       SOLE                  7500.00
TEXACO                         COM              881694103      441  8200.00 SH       SOLE                  8200.00
TEXAS INSTRUMENTS              COM              882508104     1056  6600.00 SH       SOLE                  6600.00
UNITED PARCEL-B                COM              911312106      504  8000.00 SH       SOLE                  8000.00
WORLDCOM INC.                  COM              5526B1062      462 10200.00 SH       SOLE                 10200.00